Submission	Apr. 21, 2026
Submission [Line Items]
Central Index Key	0001478242
Registrant Name	IQVIA HOLDINGS INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES